Other Current and Non-Current Assets - Schedule of Other Current and Non Current Assets (Detail) - RUB (₽) ₽ in Millions	Dec. 31, 2017	Dec. 31, 2016
Other current assets
Prepayments and advances	₽ 4,049	₽ 3,873
Input VAT and other taxes recoverable	3,413	3,000
Other current assets	127	69
Total prepayments and other current assets	7,589	6,942
Other non-current assets
Deferred assets from sale and lease back	273	306
Other non-current assets	485	585
Total other non-current assets	₽ 758	₽ 891